Capital - Additional Information (Details) - EUR (€)		6 Months Ended
	Apr. 24, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of changes in the share capital
Total shareholders’ equity		€ 5,144,000	€ 8,834,000	€ 28,796,000	€ 51,901,000
Number of shares issued (in shares)		92,189,798	83,844,411
Issue of equity		€ 14,932,000
Number of own shares (in shares)		18,575	18,575
Sanofi-Aventis
Disclosure of changes in the share capital
Issue of equity	€ 14,999,998.59
Increase (decrease) in number of ordinary shares issued (in shares)	8,345,387
Ordinary Shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares)		92,176,373
Par value per share (in EUR per share)		€ 0.05
Number of shares issued (in shares)	92,175,723
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)		€ 0.05
Number of shares issued (in shares)		6,489
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)		€ 0.05
Number of shares issued (in shares)		7,581
Share capital
Disclosure of changes in the share capital
Total shareholders’ equity		€ 4,609,522	€ 4,192,000	€ 4,049,000	€ 4,044,000
Issue of equity		417,000
Share capital | Sanofi-Aventis
Disclosure of changes in the share capital
Issue of equity	€ 417,269.35	€ 417,269
Share capital | Ordinary Shares
Disclosure of changes in the share capital
Number of shares issued (in shares)		92,176,373	83,830,336	80,967,407	80,860,563
Share capital | Ordinary Shares | Sanofi-Aventis
Disclosure of changes in the share capital
Increase (decrease) in number of ordinary shares issued (in shares)	8,345,387
Share premium
Disclosure of changes in the share capital
Total shareholders’ equity		€ 407,048,000	€ 390,979,000	€ 386,049,000	€ 384,255,000
Issue of equity		14,515,000
Share premium | Sanofi-Aventis
Disclosure of changes in the share capital
Issue of equity	€ 14,582,729.24	€ 14,515,000